Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash at bank and on hand	€ 23,253	€ 48,357
Total	€ 23,253	€ 48,357	€ 100,175	€ 27,633